Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
Warrants

11. Warrants

Public Warrants

In connection with the Company’s IPO, the Company issued 7,278,151 Public Warrants to purchase a share of common stock at an exercise price of $11.50 per share and expire on January 10, 2027. The Public Warrants trade on the Nasdaq Capital Market under the ticker symbol REVBW.

No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the shares of common stock issuable upon exercise of the Public Warrants and a current prospectus relating to such shares of common stock. Notwithstanding the foregoing, if a registration statement covering the shares of common stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a Business Combination, Public Warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Public Warrants on a cashless basis pursuant to the exemption provided by Section 3(a) (9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their Public Warrants on a cashless basis.

The Company may redeem the Public Warrants at a price of $0.01 per Public Warrant upon not less than 30 days’ prior written notice of redemption if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the notice of redemption to the Public Warrant holders; and if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the Public Warrants. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

Private Warrants

In connection with the Company’s IPO, the Company issued 3,233,446 Private Warrants to purchase a share of common stock at an exercise price of $11.50 per share and expire on January 10, 2027. Additionally, the Private Warrants are exercisable on a cashless basis at the holder’s option, and non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. Historically, there were certain features in the Private Warrants that created a warrant liability. At the Closing of the Business Combination, the features that created the warrant liability were removed.

Rollover Warrants

Prior to the Merger, in connection with the issuance of the Series A-1 Preferred Stock through a private placement, Revelation Sub issued warrants to the placement agent to purchase an aggregate of 167,867 shares of common stock at an exercise price of $2.68 per share, valued on the issuance date of the Series A-1 Preferred Stock in the aggregate at $326,675 and included in the issuance costs of the Series A-1 Preferred Stock. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on January 31, 2027.

At the Closing Date of the Business Combination, all warrant holders received a Rollover Warrant with an exchange ratio of 2.725, which had already vested upon original issuance.

On February 2, 2022, the Company received a notice of cash exercise for the Company’s Rollover Warrants for 1,891 shares of common stock at a purchase price of $5,073. As of March 31, 2022, there were 165,976 Rollover Warrants remaining to be exercised or exchanged.

The fair value of the Rollover Warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85
Expected dividend yield	—

Common Warrants

In connection with the PIPE Investment, the Company issued warrants to the Purchaser to purchase an aggregate of 2,586,667 shares of common stock at an exercise price of $3.29 per share, valued on the PIPE Investment purchase date in the aggregate at $3,634,262 and included in the issuance costs of the PIPE Investment. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on January 25, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54
Expected dividend yield	—

Pre-Funded Warrants

In connection with the PIPE Investment, the Company issued warrants to the Purchaser to purchase an aggregate of 1,293,541 shares of common stock at an exercise price of $0.00001 per share.

On February 22, 2022, the Company received a notice of cash exercise for the Pre-Funded Warrants issued in connection with the PIPE Investment for 1,293,541 shares of common stock at purchase price of $12.94.

Placement Agent Warrants

In connection with the PIPE Investment, the Company issued warrants to the Placement Agent to purchase an aggregate of 362,134 shares of common stock at an exercise price of $3.29 per share, valued on the PIPE Investment purchase date in the aggregate at $508,797 and included in the issuance costs of the PIPE Investment. The warrants were exercisable immediately upon issuance, provide for a cash or cashless exercise right and expire on January 25, 2027.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	47%
Expected term (years)	5
Risk-free interest rate	1.54
Expected dividend yield	—

8. Warrants

In connection with the issuance of the Series A-1 Preferred Stock through a private placement, the Company issued warrants to the placement agent to purchase an aggregate of 61,600 shares of common stock at an exercise price of $7.31 per share, valued on the issuance date of the Series A-1 Preferred Stock in the aggregate at $326,675 and included in the issuance costs of the Series A-1 Preferred Stock. The warrants were exercisable immediately upon issuance, provide for a cashless exercise right and are exercisable for a period of six years from January 31, 2021. As of December 31, 2021, no warrants were exercised or exchanged.

The fair value of the warrants was estimated using the Black-Scholes option pricing model with the following assumptions:

Volatility	115%
Expected term (years)	6
Risk-free interest rate	0.85
Expected dividend yield	—